Liquidity risk (Tables)	12 Months Ended
Dec. 31, 2018
Liquidity Risk Tables Abstract
Contractual maturities of financial liabilities

In Thousands of US Dollars
Description	Carrying Amount	Less than 1 year	1 year to 5 years
Trade accounts payable and accrued liabilities
December 31, 2018	$1,075	$1,075	$–
December 31, 2017	$2,230	$2,230	$–
Convertible notes
December 31, 2018	$-	$-	$–
December 31, 2017	$-	$-	$–